REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
REVENUES
Schedule of revenues

						Consolidated
2022	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues
Cellular	11,905	—	—	147	—	12,052
Fixed lines	—	757	604	175	—	1,536
Total telephone revenues	11,905	757	604	322	—	13,588
Interconnection revenues	285	—	—	8,187	—	8,472
Data, internet, and information technology service revenues
Cellular data and internet	69,006	—	—	—	—	69,006
Internet, data communication, and information technology services	—	308	7,750	2,228	—	10,286
SMS	4,260	—	49	—	—	4,309
Others	9	—	1,733	860	207	2,809
Total data, internet, and information technology service revenues	73,275	308	9,532	3,088	207	86,410
Network revenues	3	—	1,438	937	—	2,378
IndiHome revenues	—	25,232	2,788	—	—	28,020
Other services
Call center service	—	—	1,139	25	—	1,164
Manage service and terminal	—	—	1,156	1	—	1,157
E-health	—	—	729	—	—	729
E-payment	20	—	454	—	—	474
Others	5	52	1,309	280	664	2,310
Total other services	25	52	4,787	306	664	5,834
Total revenues from contract with customer	85,493	26,349	19,149	12,840	871	144,702
Revenues from lessor transactions	—	—	—	2,604	—	2,604
Total revenues	85,493	26,349	19,149	15,444	871	147,306
Adjustments and eliminations	—	5	12	(2)	(632)
Total external revenues as reported in note operating segment	85,493	26,354	19,161	15,442	239

						Consolidated
2023	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues
Cellular	8,022	—	—	172	—	8,194
Fixed lines	—	332	450	117	—	899
Total telephone revenues	8,022	332	450	289	—	9,093
Interconnection revenues	293	—	—	8,774	—	9,067
Data, internet, and information technology service revenues
Cellular data and internet	73,187	—	—	—	—	73,187
Internet, data communication, and information technology services	268	85	8,167	2,379	—	10,899
SMS	3,345	—	35	—	—	3,380
Others	34	—	2,010	1,098	212	3,354
Total data, internet, and information technology service revenues	76,834	85	10,212	3,477	212	90,820
Network revenues	4	—	1,212	1,266	—	2,482
IndiHome revenues	—	25,992	2,793	—	—	28,785
Other services
Call center service	—	—	1,264	—	—	1,264
Manage service and terminal	—	—	908	12	—	920
E-health	—	—	761	—	—	761
E-payment	—	—	496	—	—	496
Others	138	27	1,401	318	858	2,742
Total other services	138	27	4,830	330	858	6,183
Total revenues from contract with customer	85,291	26,436	19,497	14,136	1,070	146,430
Revenues from lessor transactions	—	—	—	2,786	—	2,786
Total revenues	85,291	26,436	19,497	16,922	1,070	149,216
Adjustments and eliminations	—	6	11	6	(668)
Total external revenues as reported in note operating segment	85,291	26,442	19,508	16,928	402

						Consolidated
2024	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues
Cellular	6,077	—	—	183	—	6,260
Fixed lines	—	—	397	82	—	479
Total telephone revenues	6,077	—	397	265	—	6,739
Interconnection revenues	363	—	—	8,824	—	9,187
Data, internet, and information technology service revenues
Cellular data and internet	72,639	—	—	—	—	72,639
Internet, data communication, and information technology services	—	11	11,327	2,766	—	14,104
SMS	3,791	—	14	—	—	3,805
Others	134	—	1,746	1,064	846	3,790
Total data, internet, and information technology service revenues	76,564	11	13,087	3,830	846	94,338
Network revenues	3	—	1,462	1,714	—	3,179
IndiHome revenues	—	26,262	—	—	—	26,262
Other services
E-payment	14	—	1,286	—	—	1,300
Call center service	—	—	1,255	—	—	1,255
Manage service and terminal	—	1	1,039	5	—	1,045
E-health	—	—	767	—	—	767
Others	379	36	1,291	333	827	2,866
Total other services	393	37	5,638	338	827	7,233
Total revenues from contract with customer	83,400	26,310	20,584	14,971	1,673	146,938
Revenues from lessor transactions	—	—	—	3,029	—	3,029
Total revenues	83,400	26,310	20,584	18,000	1,673	149,967
Adjustments and eliminations	—	2	9	2	(595)
Total external revenues as reported in note operating segment	83,400	26,312	20,593	18,002	1,078